15. EQUITY (Details Narrative 1) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Aggregate intrinsic value	$ 572,739
Ascendiant [Member]
Stock issued	5,365,884
Stock issued per share value	$ 0.071
Stock issued value	383,141
Stock issued for purchase	1,490,943	1,490,943
Stock issued for purchase per share value	$ 0.131	$ 0.131
Stock issued for purchase value	193,370	193,370
Conversion stock issued	150,000
Conversion stock issued per share value	$ 0.05
Interest converted in stock	1,867
Seaside [Member ]
Stock issued		2,529,314
Stock issued per share value		$ 0.302
Stock issued value		763,650
Seaside [Member ] | Warrant [Member]
Stock issued		177,050
Stock issued per share value		$ 0.302
Gemini [Member]
Conversion stock issued		7,036,975
Value of convertible debentures		300,000
Conversion stock issued per share value		$ 0.05
Interest converted in stock		$ 20,780